Income tax expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense
Income (loss) Before Income Taxes	$ (6,733,076)	$ (3,123,799)	$ (6,028,228)
Canadian Statutory Income Tax Rate	23.00%	23.00%	24.00%
Income Tax (recovery) At Statutory Income Tax Rate	$ (1,548,607)	$ (718,474)	$ (1,446,775)
Effect Of Non-deductible Expenses And Other Items:
Stock-based Compensation And Other Expenses	53,379	67,948	44,225
Change In Statutory Tax Rates	(11,997)	(92,850)	(131,242)
Foreign Exchange Adjustments	0	662	29,910
True-up	(3,280)	0	0
Other (expired Losses)	(33,113)	1,206,056	258,091
Change In Valuation Allowance	1,543,618	(463,342)	1,245,791
Income Tax Expense (recovery)	$ 0	$ 0	$ 0